Business Segment Information	9 Months Ended
Sep. 30, 2015
Business Segment Information
8. Business Segment Information

The Company determines and presents operating segments based on the information that is internally provided to the Chief Executive Officer, Chief Operating Officer and Chief Financial Officer, who together are considered the Company’s chief operating decision makers, in accordance with FASB ASC 280-10 Disclosures about Segments of an Enterprise and Related Information.

The Company is a contract research organization (“CRO”), providing outsourced development services on a global basis to the pharmaceutical, biotechnology and medical device industries. It specializes in the strategic development, management and analysis of programs that support all stages of the clinical development process - from compound selection to Phase I-IV clinical studies. The Company has the expertise and capability to conduct clinical trials in most major therapeutic areas on a global basis and has the operational flexibility to provide development services on a stand-alone basis or as part of an integrated “full service” solution. The Company has expanded predominately through internal growth, together with a number of strategic acquisitions to enhance its expertise and capabilities in certain areas of the clinical development process.

The Company is generally awarded projects based upon responses to requests for proposals received from companies in the pharmaceutical, biotechnology and medical device industries or work orders executed under our strategic partnership arrangements. Contracts with customer are generally entered into centrally, in most cases with ICON Clinical Research Limited (“ICON Ireland”), the Company’s principal operating subsidiary in Ireland. Revenues, which consist primarily of fees earned under these contracts, are allocated to individual entities within the Group, based on where the work is performed in accordance with the Company’s global transfer pricing model.

ICON Ireland acts as the group entrepreneur under the Company’s global transfer pricing model given its role in the development and management of the group, it’s ownership of key intellectual property and customer relationships, its key role in the mitigation of risks faced by the group and its responsibility for maintaining the Company’s global network. As such it enters into the majority of the Company’s customer contracts.

ICON Ireland remunerates other operating entities in the ICON Group on the basis of a guaranteed cost plus mark up for the services they perform in each of their local territories. The cost plus mark up for each ICON entity is established to ensure that each of ICON Ireland and the ICON entities that are involved in the conduct of services for customers, earn an appropriate arms-length return having regard to the assets owned, risks borne, and functions performed by each entity from these intercompany transactions. The cost plus mark-up policy is reviewed annually to ensure that it is market appropriate.

The geographic split of revenue disclosed for each region outside Ireland is the cost plus revenue attributable to these entities. The residual revenues of the Group, once each ICON entity has been paid its respective intercompany service fee, generally fall to be retained by ICON Ireland. As such revenues and income from operations in Ireland are a function of this global transfer pricing model and comprise net revenues of the Group after deducting the cost plus revenues attributable to the activities performed outside Ireland.

The Company's areas of operation outside of Ireland include the United States, United Kingdom, France, Germany, Italy, Spain, The Netherlands, Sweden, Turkey, Poland, Czech Republic, Latvia, Russia, Ukraine, Hungary, Israel, Romania, Switzerland, Canada, Mexico, Brazil, Colombia, Argentina, Chile, Peru, India, China, South Korea, Japan, Thailand, Taiwan, Singapore, The Philippines, Australia, New Zealand, and South Africa.

Segment information as at September 30, 2015 and December 31, 2014 and for the three and nine months ended September 30, 2015 and September 30, 2014 is as follows:

a) The distribution of net revenue by geographical area was as follows:

	Three Months Ended		Nine Months Ended
	September 30,	September 30,	September 30,	September 30,
	2015	2014	2015	2014
	(In thousands)		(in thousands)
Ireland	$113,060	$99,585	$332,563	$273,670
Rest of Europe	79,077	91,350	241,705	275,881
U.S.	161,144	152,140	475,508	441,189
Rest of World	41,460	44,514	121,853	122,503
Total	$394,741	$387,589	$1,171,629	$1,113,243
* All sales shown for Ireland are export sales.

b) The distribution of income from operations, including restructuring and other items, by geographical area was as follows:

	Three Months Ended		Nine Months Ended
	September 30,	September 30,	September 30,	September 30,
	2015	2014	2015	2014
	(in thousands)		(in thousands)
Ireland	$56,612	$44,022	$153,620	$98,892
Rest of Europe	3,871	1,121	14,178	15,492
U.S.	8,129	10,871	30,576	27,211
Rest of World	2,773	3,409	7,817	9,114
Total	$71,385	$59,423	$206,191	$150,709

c) The distribution of property, plant and equipment, net, by geographical area was as follows:

	September 30,	December 31,
	2015	2014
	(in thousands)
Ireland	$100,076	$95,574
Rest of Europe	8,309	10,419
U.S.	33,639	33,978
Rest of World	6,811	8,214
Total	$148,835	$148,185

d) The distribution of depreciation and amortization by geographical area was as follows:

	Three Months Ended		Nine Months Ended
	September 30,	September 30,	September 30,	September 30,
	2015	2014	2015	2014
	(in thousands)		(in thousands)
Ireland	$5,144	$5,171	$14,972	$15,577
Rest of Europe	2,003	1,162	6,217	3,861
U.S.	6,277	6,533	18,412	16,146
Rest of World	942	871	2,934	2,623
Total	$14,366	$13,737	$42,535	$38,207

e) The distribution of total assets by geographical area was as follows:

	September 30,	December 31,
	2015	2014
	(in thousands)
Ireland	$618,393	$495,747
Rest of Europe	391,883	324,086
U.S.	746,332	648,559
Rest of World	56,184	60,458
Total	$1,812,792	$1,528,850